Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY
12.	EQUITY

Ordinary shares

After a share split and a re-designation effective on October 20, 2021, the Company authorized 2,000,000,000 Class A ordinary shares, 1,000,000,000 Class B ordinary shares, and 800,000,000 Preferred shares of par value HK$0.0001 each.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting, transfer and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2022 and 2023, the Company’s authorized and issued Class A ordinary shares were 2,000,000,000 and 26,315,800, respectively, and the Company’s authorized and issued Class B ordinary shares were 1,000,000,000 and 26,315,800, respectively. As of December 31, 2022 and 2023, 10,526,300 of the issued Class A ordinary shares were classified as mezzanine equity, leaving 15,789,500 Class A ordinary shares recognized as permanent equity.

Preferred shares

As of December 31, 2022 and 2023, the Company’s authorized preferred shares were 800,000,000 and no preferred share was issued. The classes or series of preferred shares including designations, powers, preferences and relative, participating, optional and other rights, if any, and the qualifications, limitations and restrictions thereof, if any, including, without limitation, the number of shares constituting each such class or series, dividend rights, conversion rights, redemption privileges, voting powers, full or limited or no voting powers, and liquidation will be fixed upon each issuance.